Summary of Significant Accounting Policies (Other Non-current Assets) (Details)	12 Months Ended
Dec. 31, 2020
Patents [member]
Disclosure of information about other non-current assets [line items]
Estimated useful lives of other non-current assets	10-28 years
Catalyst [member]
Disclosure of information about other non-current assets [line items]
Estimated useful lives of other non-current assets	2-5 years